COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	98.3%
APARTMENT	4.8%
Equity Residential		1,415,861	$83,748,178
Essex Property Trust, Inc.		783,149	189,522,058
UDR, Inc.		2,370,294	80,068,531

			353,338,767

DATA CENTERS	19.3%
Digital Realty Trust, Inc.		4,022,652	724,922,117
Equinix, Inc.		411,721	403,585,393
Iron Mountain, Inc.		2,760,718	281,979,737

			1,410,487,247

FREE STANDING	4.8%
Agree Realty Corp.		2,547,574	192,036,128
Essential Properties Realty Trust, Inc.		2,310,305	70,140,860
Realty Income Corp.		1,484,129	90,799,012

			352,976,000

GAMING	0.8%
Gaming & Leisure Properties, Inc.		1,260,316	55,920,221

HEALTH CARE	18.7%
CareTrust REIT, Inc.		1,491,354	54,658,124
Healthcare Realty Trust, Inc., Class A		8,569,054	145,588,227
Omega Healthcare Investors, Inc.		1,466,212	64,249,410
PACS Group, Inc.(a)		1,218,658	39,143,295
Welltower, Inc.		5,411,881	1,069,982,993

			1,373,622,049

HOTEL	4.1%
Boyd Gaming Corp.		505,100	41,509,118
Caesars Entertainment, Inc.(a)		3,048,638	80,575,503
Host Hotels & Resorts, Inc.		9,301,701	178,220,591

			300,305,212

INDUSTRIALS	7.0%
Lineage, Inc.(b)		484,807	15,882,261
Prologis, Inc.		3,740,377	494,403,032

			510,285,293

MANUFACTURED HOME	3.9%
Equity LifeStyle Properties, Inc.		935,506	58,394,285
Sun Communities, Inc.		1,797,187	226,373,674

			284,767,959

OFFICE	3.6%
BXP, Inc.		2,629,105	136,450,549
Highwoods Properties, Inc.		3,210,660	68,740,231
Hudson Pacific Properties, Inc.(a)		1,097,517	6,486,325
Kilroy Realty Corp.		163,681	4,617,441
SL Green Realty Corp.		1,257,890	46,466,457

			262,761,003

		Shares	Value
REGIONAL MALL	1.8%
Simon Property Group, Inc.		726,297	$135,476,179

SELF STORAGE	6.5%
Extra Space Storage, Inc.		2,412,322	316,327,784
Public Storage		593,875	160,868,860

			477,196,644

SHOPPING CENTER	4.1%
Kimco Realty Corp.		8,184,910	183,914,928
Kite Realty Group Trust		4,826,016	118,478,693

			302,393,621

SINGLE FAMILY HOMES	1.7%
Invitation Homes, Inc.		4,957,917	123,204,237

SPECIALTY	1.3%
Lamar Advertising Co., Class A		288,937	36,596,760
Outfront Media, Inc.		2,159,649	57,230,699

			93,827,459

TELECOMMUNICATIONS	13.9%
American Tower Corp.		2,320,990	400,556,454
Crown Castle, Inc.		5,904,022	480,056,029
SBA Communications Corp., Class A		809,728	139,362,286

			1,019,974,769

TIMBERLAND	2.0%
Weyerhaeuser Co.		6,017,233	147,001,002

TOTAL COMMON STOCK (Identified cost—$5,976,921,506)			7,203,537,662

WARRANTS—REAL ESTATE—OFFICE	0.2%
Hudson Pacific Properties, Inc., exercise price $0.07(a)(c)		1,928,980	11,265,243

TOTAL WARRANTS (Identified cost—$29,976,351)			11,265,243

SHORT-TERM INVESTMENTS	1.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.60%(d)		102,177,475	102,177,475
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(d)		5,343,000	5,343,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$107,520,475)			107,520,475

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$6,114,418,332)	100.0%		7,322,323,380
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0		3,083,239

NET ASSETS	100.0%		$7,325,406,619

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$7,203,537,662	$—	$—	$7,203,537,662
Warrants	—	11,265,243	—	11,265,243
Short-Term Investments	—	107,520,475	—	107,520,475

Total Investments in Securities	$7,203,537,662	$118,785,718	$—	$7,322,323,380

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)	Restricted security. Aggregate holdings equal 0.2% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $29,791,406.
(c)	These warrants do not have a stated expiration date.
(d)	Rate quoted represents the annualized seven–day yield.

COHEN & STEERS REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of March 31, 2026 are disclosed in the Fund’s Schedule of Investments.